Note 10 - Property and Equipment, Net (Details) - Summary of Property and Equipment, Net (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 10 - Property and Equipment, Net (Details) - Summary of Property and Equipment, Net [Line Items]
Land	$ 2,510	$ 2,510
Buildings	8,055	8,055
Equipment	22,751	26,052
Furniture and fixtures	1,030	1,148
Leasehold improvements	2,052	3,150
Transportation equipment	668	673
Property leased to others	3,766
Prepayment for property and equipment	4,397	9,929
	45,229	51,517
Buildings	1,757	1,577
Equipment	20,887	22,649
	25,866	28,478
	19,363	23,039	26,142
Furniture and Fixtures [Member]
Note 10 - Property and Equipment, Net (Details) - Summary of Property and Equipment, Net [Line Items]
Accumulated depreciation	886	935
Leasehold Improvements [Member]
Note 10 - Property and Equipment, Net (Details) - Summary of Property and Equipment, Net [Line Items]
Accumulated depreciation	1,701	2,724
Transportation Equipment [Member]
Note 10 - Property and Equipment, Net (Details) - Summary of Property and Equipment, Net [Line Items]
Accumulated depreciation	619	593
Property Leased to Others [Member]
Note 10 - Property and Equipment, Net (Details) - Summary of Property and Equipment, Net [Line Items]
Accumulated depreciation	$ 16